Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT3-0925
1.9898215.105
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 5.5%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
REA Group Ltd	18,895	2,878,294
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
JB Hi-Fi Ltd	40,094	2,855,577
Financials - 0.5%
Capital Markets - 0.2%
ASX Ltd	71,101	3,187,040
Insurance - 0.3%
Medibank Pvt Ltd	1,009,926	3,300,848
TOTAL FINANCIALS		6,487,888

Health Care - 0.3%
Health Care Technology - 0.3%
Pro Medicus Ltd	19,927	4,092,101
Industrials - 0.5%
Construction & Engineering - 0.1%
Ventia Services Group Pty Ltd	313,716	1,044,608
Professional Services - 0.4%
Computershare Ltd	204,005	5,491,694
TOTAL INDUSTRIALS		6,536,302

Information Technology - 0.6%
Software - 0.6%
Technology One Ltd	110,446	2,889,107
WiseTech Global Ltd	68,686	5,202,288
		8,091,395
Materials - 3.3%
Metals & Mining - 3.3%
BHP Group Ltd	1,556,696	39,314,728
Fortescue Ltd	621,002	7,026,179
		46,340,907
TOTAL AUSTRALIA		77,282,464
AUSTRIA - 0.3%
Industrials - 0.1%
Machinery - 0.1%
ANDRITZ AG	26,315	1,839,379
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A	30,589	2,281,249
TOTAL AUSTRIA		4,120,628
BELGIUM - 0.4%
Consumer Discretionary - 0.1%
Distributors - 0.1%
D'ieteren Group	7,876	1,562,130
Financials - 0.3%
Insurance - 0.3%
Ageas SA/NV	66,387	4,526,711
TOTAL BELGIUM		6,088,841
DENMARK - 3.1%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Pandora A/S	30,070	4,990,404
Financials - 0.2%
Banks - 0.2%
Ringkjoebing Landbobank A/S	9,808	2,163,811
Health Care - 2.5%
Biotechnology - 0.4%
Genmab A/S (b)	24,272	5,225,700
Health Care Equipment & Supplies - 0.0%
Demant A/S (b)	34,052	1,296,326
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	631,198	29,355,760
TOTAL HEALTH CARE		35,877,786

Industrials - 0.0%
Building Products - 0.0%
ROCKWOOL A/S Series B	34,603	1,515,162
TOTAL DENMARK		44,547,163
FINLAND - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	55,193	2,844,459
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	39,745	3,188,597
Industrials - 1.0%
Machinery - 1.0%
Kone Oyj B Shares	146,148	8,996,334
Wartsila OYJ Abp	177,933	4,922,105
		13,918,439
TOTAL FINLAND		19,951,495
FRANCE - 8.4%
Consumer Discretionary - 4.9%
Textiles, Apparel & Luxury Goods - 4.9%
Hermes International SCA	12,388	30,409,086
LVMH Moet Hennessy Louis Vuitton SE	72,337	38,831,375
		69,240,461
Consumer Staples - 2.6%
Personal Care Products - 2.6%
L'Oreal SA	83,263	36,842,508
Energy - 0.3%
Energy Equipment & Services - 0.1%
Technip Energies NV	51,677	2,233,927
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	12,114	2,281,042
TOTAL ENERGY		4,514,969

Information Technology - 0.6%
Software - 0.6%
Dassault Systemes SE	240,620	7,904,670
TOTAL FRANCE		118,502,608
GERMANY - 5.5%
Communication Services - 0.4%
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	21,475	2,432,347
Interactive Media & Services - 0.3%
Scout24 SE (c)(d)	27,503	3,684,766
TOTAL COMMUNICATION SERVICES		6,117,113

Consumer Staples - 0.3%
Personal Care Products - 0.3%
Beiersdorf AG	35,611	4,425,104
Financials - 4.7%
Capital Markets - 1.4%
Deutsche Boerse AG	69,052	19,982,780
Insurance - 3.3%
Allianz SE	100,747	39,813,003
Hannover Rueck SE	22,112	6,722,395
		46,535,398
TOTAL FINANCIALS		66,518,178

Industrials - 0.1%
Machinery - 0.1%
Rational AG	1,876	1,454,736
TOTAL GERMANY		78,515,131
HONG KONG - 2.0%
Financials - 1.7%
Capital Markets - 1.7%
Hong Kong Exchanges & Clearing Ltd	437,000	23,649,921
Utilities - 0.3%
Electric Utilities - 0.3%
CK Infrastructure Holdings Ltd	222,000	1,563,544
Power Assets Holdings Ltd	500,000	3,292,049
		4,855,593
TOTAL HONG KONG		28,505,514
ISRAEL - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	802,735	1,496,829
Financials - 0.4%
Banks - 0.3%
First International Bank of Israel Ltd	19,132	1,333,507
Mizrahi Tefahot Bank Ltd	56,072	3,474,174
		4,807,681
Capital Markets - 0.1%
Plus500 Ltd	25,632	1,139,421
TOTAL FINANCIALS		5,947,102

Information Technology - 0.3%
Software - 0.3%
Nice Ltd (b)	23,055	3,618,333
TOTAL ISRAEL		11,062,264
ITALY - 2.6%
Consumer Discretionary - 1.8%
Automobiles - 1.4%
Ferrari NV (Italy)	44,802	19,699,635
Textiles, Apparel & Luxury Goods - 0.4%
Moncler SpA	83,643	4,480,582
Prada Spa	187,700	1,021,626
		5,502,208
TOTAL CONSUMER DISCRETIONARY		25,201,843

Financials - 0.6%
Banks - 0.3%
FinecoBank Banca Fineco SpA	224,061	4,786,674
Capital Markets - 0.2%
Azimut Holding SpA	39,400	1,343,053
Banca Generali SpA	20,997	1,175,086
		2,518,139
Financial Services - 0.1%
Banca Mediolanum SpA	92,929	1,643,784
TOTAL FINANCIALS		8,948,597

Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	8,232	1,292,664
Utilities - 0.1%
Gas Utilities - 0.1%
Italgas SpA	223,119	1,844,747
TOTAL ITALY		37,287,851
JAPAN - 19.4%
Communication Services - 2.9%
Entertainment - 2.9%
Capcom Co Ltd	123,200	3,136,146
Nexon Co Ltd	151,400	2,770,324
Nintendo Co Ltd	428,600	35,821,938
		41,728,408
Consumer Discretionary - 2.0%
Leisure Products - 0.1%
Sankyo Co Ltd	75,300	1,405,120
Specialty Retail - 1.9%
Fast Retailing Co Ltd	75,900	23,151,756
USS Co Ltd	158,300	1,720,546
ZOZO Inc	145,500	1,440,359
		26,312,661
TOTAL CONSUMER DISCRETIONARY		27,717,781

Consumer Staples - 0.1%
Personal Care Products - 0.1%
Rohto Pharmaceutical Co Ltd	80,600	1,150,492
Financials - 3.9%
Capital Markets - 0.3%
Japan Exchange Group Inc	383,100	3,743,800
Insurance - 3.6%
Ms&Ad Insurance Group Holdings Inc	483,700	10,334,773
Sompo Holdings Inc	363,200	10,709,698
Tokio Marine Holdings Inc	725,400	29,126,931
		50,171,402
TOTAL FINANCIALS		53,915,202

Health Care - 3.7%
Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co Ltd	86,700	1,349,233
Hoya Corp	126,800	15,997,443
		17,346,676
Pharmaceuticals - 2.5%
Chugai Pharmaceutical Co Ltd	234,000	11,217,246
Daiichi Sankyo Co Ltd	699,800	17,167,445
Ono Pharmaceutical Co Ltd	171,900	1,922,319
Shionogi & Co Ltd	296,900	4,965,450
		35,272,460
TOTAL HEALTH CARE		52,619,136

Industrials - 2.9%
Professional Services - 2.8%
BayCurrent Inc	49,000	2,813,582
Recruit Holdings Co Ltd	605,000	35,895,356
TechnoPro Holdings Inc	38,300	1,212,969
		39,921,907
Trading Companies & Distributors - 0.1%
MonotaRO Co Ltd	90,100	1,604,403
TOTAL INDUSTRIALS		41,526,310

Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 2.0%
Keyence Corp	73,100	26,442,569
Yokogawa Electric Corp	84,700	2,257,602
		28,700,171
IT Services - 0.4%
BIPROGY Inc	28,800	1,161,363
Obic Co Ltd	120,500	4,290,112
		5,451,475
Semiconductors & Semiconductor Equipment - 1.0%
Disco Corp	34,600	10,225,224
Lasertec Corp	29,700	2,992,238
Socionext Inc	65,800	1,239,989
		14,457,451
Software - 0.3%
Oracle Corp Japan	12,200	1,319,362
Trend Micro Inc/Japan	46,000	2,805,010
		4,124,372
TOTAL INFORMATION TECHNOLOGY		52,733,469

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Daito Trust Construction Co Ltd	22,500	2,303,499
TOTAL JAPAN		273,694,297
NETHERLANDS - 7.5%
Communication Services - 0.6%
Entertainment - 0.6%
Universal Music Group NV	288,452	8,297,877
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	22,466	1,073,728
Financials - 1.6%
Financial Services - 1.6%
Adyen NV (b)(c)(d)	11,546	19,803,146
EXOR NV	32,580	3,151,030
		22,954,176
Industrials - 1.0%
Professional Services - 1.0%
Wolters Kluwer NV	87,467	13,645,030
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
ASM International NV	17,039	8,312,698
ASML Holding NV	68,061	47,620,221
BE Semiconductor Industries NV	28,330	3,850,526
		59,783,445
TOTAL NETHERLANDS		105,754,256
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	214,944	4,657,262
NORWAY - 0.5%
Financials - 0.1%
Insurance - 0.1%
Gjensidige Forsikring ASA	69,675	1,837,117
Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	161,282	4,832,049
TOTAL NORWAY		6,669,166
SINGAPORE - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Singapore Exchange Ltd	298,700	3,662,540
SPAIN - 3.0%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 0.9%
Amadeus IT Group SA Class A	165,203	13,276,259
Specialty Retail - 1.4%
Industria de Diseno Textil SA	411,449	19,653,715
TOTAL CONSUMER DISCRETIONARY		32,929,974

Consumer Staples - 0.1%
Food Products - 0.1%
Viscofan SA	14,324	980,793
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (c)(d)	269,533	7,257,611
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA	34,982	1,450,746
TOTAL SPAIN		42,619,124
SWEDEN - 3.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	207,973	3,214,374
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Evolution AB (c)(d)	69,137	6,161,363
Financials - 0.2%
Capital Markets - 0.2%
Avanza Bank Holding AB	43,822	1,619,613
Nordnet AB	56,968	1,542,153
		3,161,766
Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (b)	84,857	2,336,997
Industrials - 2.0%
Industrial Conglomerates - 0.2%
Lifco AB B Shares	77,713	2,775,337
Machinery - 1.6%
Atlas Copco AB A Shares	1,436,694	21,878,532
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	95,320	3,213,280
TOTAL INDUSTRIALS		27,867,149

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	55,113	1,199,743
TOTAL SWEDEN		43,941,392
SWITZERLAND - 13.0%
Consumer Discretionary - 2.2%
Textiles, Apparel & Luxury Goods - 2.2%
Cie Financiere Richemont SA Series A	194,494	31,756,266
Financials - 3.5%
Capital Markets - 1.0%
Partners Group Holding AG	8,029	10,888,204
Swissquote Group Holding SA	3,935	2,637,866
		13,526,070
Insurance - 2.5%
Zurich Insurance Group AG	51,847	35,365,185
TOTAL FINANCIALS		48,891,255

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Sonova Holding AG	18,149	4,967,095
Straumann Holding AG	30,811	3,754,009
		8,721,104
Industrials - 5.2%
Building Products - 1.0%
Belimo Holding AG	3,609	4,236,604
Geberit AG	12,259	9,417,811
		13,654,415
Electrical Equipment - 3.0%
ABB Ltd	586,908	38,323,987
Accelleron Industries AG	34,654	3,172,084
		41,496,071
Machinery - 0.8%
Schindler Holding AG	22,093	8,029,367
VAT Group AG (c)(d)	9,901	3,504,509
		11,533,876
Professional Services - 0.4%
SGS SA	54,900	5,596,454
TOTAL INDUSTRIALS		72,280,816

Information Technology - 0.5%
Software - 0.1%
Temenos AG	22,880	2,060,538
Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA	57,014	5,344,470
TOTAL INFORMATION TECHNOLOGY		7,405,008

Materials - 1.0%
Chemicals - 1.0%
EMS-Chemie Holding AG	2,487	1,967,248
Givaudan SA	2,912	12,228,787
		14,196,035
TOTAL SWITZERLAND		183,250,484
UNITED KINGDOM - 11.8%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Auto Trader Group PLC (c)(d)	323,819	3,574,896
Rightmove PLC	287,322	3,106,192
		6,681,088
Consumer Discretionary - 1.1%
Broadline Retail - 0.5%
Next PLC	42,118	6,847,208
Hotels, Restaurants & Leisure - 0.5%
InterContinental Hotels Group PLC	58,113	6,685,331
Leisure Products - 0.1%
Games Workshop Group PLC	12,091	2,601,184
TOTAL CONSUMER DISCRETIONARY		16,133,723

Consumer Staples - 4.8%
Beverages - 1.4%
Diageo PLC	815,998	19,777,801
Personal Care Products - 2.7%
Unilever PLC	648,841	37,646,059
Tobacco - 0.7%
Imperial Brands PLC	283,823	11,063,247
TOTAL CONSUMER STAPLES		68,487,107

Financials - 2.1%
Capital Markets - 1.4%
3i Group PLC	356,956	19,504,850
Financial Services - 0.2%
Wise PLC Class A (b)	244,322	3,275,038
Insurance - 0.5%
Admiral Group PLC	98,847	4,461,936
Beazley PLC	234,330	2,768,190
		7,230,126
TOTAL FINANCIALS		30,010,014

Industrials - 2.8%
Machinery - 0.3%
IMI PLC	93,911	2,755,804
Rotork PLC	310,383	1,334,658
		4,090,462
Professional Services - 2.5%
RELX PLC	672,801	34,959,472
TOTAL INDUSTRIALS		39,049,934

Information Technology - 0.5%
IT Services - 0.1%
Softcat PLC	49,118	1,059,289
Software - 0.4%
Sage Group PLC/The	365,949	5,896,145
TOTAL INFORMATION TECHNOLOGY		6,955,434

TOTAL UNITED KINGDOM		167,317,300
UNITED STATES - 9.4%
Consumer Staples - 0.7%
Food Products - 0.7%
Nestle SA	120,762	10,551,831
Health Care - 7.4%
Pharmaceuticals - 7.4%
Haleon PLC	3,304,071	15,498,317
Novartis AG	393,525	44,817,414
Roche Holding AG	143,277	44,712,887
		105,028,618
Industrials - 1.3%
Professional Services - 1.3%
Experian PLC	337,292	17,772,169
TOTAL UNITED STATES		133,352,618
TOTAL COMMON STOCKS (Cost $1,299,149,987)		1,390,782,398

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $734,278)	4.25	736,000	734,243

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $17,891,314)	4.33	17,887,737	17,891,314

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,317,775,579)	1,409,407,955
NET OTHER ASSETS (LIABILITIES) - 0.4% (e)	5,953,238
NET ASSETS - 100.0%	1,415,361,193

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	188	Sep 2025	24,565,960	(296,232)	(296,232)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,986,291 or 3.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $43,986,291 or 3.1% of net assets.

(e)	Includes $120,506 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $734,243.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,897,635	385,193,898	390,200,219	614,535	-	-	17,891,314	17,887,737	0.0%
Fidelity Securities Lending Cash Central Fund	31,030,242	65,715,856	96,746,098	37,042	-	-	-	-	0.0%
Total	53,927,877	450,909,754	486,946,317	651,577	-	-	17,891,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.